Income Taxes (Components Of Our Deferred Tax Assets And Liabilities And The Related Valuation Allowances) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Employee compensation and benefits	$ 122	$ 166
Foreign tax credit carryforwards	279	356
Accrued foreign tax credit carryforwards	0	93
Loss carryforwards	90	69
Insurance accruals	8	15
Allowance for bad debt	3	9
Accrued liabilities	30	49
Construction contract accounting	5	0
Other	15	0
Total gross deferred tax assets	552	757
Valuation allowances	(217)	(542)
Net deferred tax assets	335	215
Deferred tax liabilities:
Construction contract accounting	0	(34)
Intangible amortization	(20)	(29)
Indefinite-lived intangible amortization	(31)	(39)
Fixed asset depreciation	2	2
Accrued foreign tax credit carryforwards	(4)	0
Unremitted foreign earnings	0	(63)
Other	0	(82)
Total gross deferred tax liabilities	(53)	(245)
Deferred Tax Assets, Net	$ 282
Deferred Tax Liabilities, Net		$ (30)